Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives And Balances Of Utility's Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 49,552	$ 46,274
Accumulated depreciation	(15,898)	(14,826)
Net property, plant, and equipment	33,654	31,448
Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	1,770	1,384
Electricity Generation Plant Facilities [Member] | Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	6,488 [1]	6,012	[1]
Estimated Useful Lives (years), minimum	20
Estimated Useful Lives (years), maximum	100
Electric Distribution Facilities [Member] | Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	22,395	20,991
Estimated Useful Lives (years), minimum	10
Estimated Useful Lives (years), maximum	55
Electric Transmission [Member] | Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	6,968	6,505
Estimated Useful Lives (years), minimum	25
Estimated Useful Lives (years), maximum	70
Natural Gas Distribution Facilities [Member] | Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	7,832	7,443
Estimated Useful Lives (years), minimum	24
Estimated Useful Lives (years), maximum	53
Natural Gas Transportation And Storage [Member] | Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 4,099	$ 3,939
Estimated Useful Lives (years), minimum	5
Estimated Useful Lives (years), maximum	48

[1]	Balance includes nuclear fuel inventories. Stored nuclear fuel inventory is stated at weighted average cost. Nuclear fuel in the reactor is expensed as it is used based on the amount of energy output. (See Note 15 below.)